Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

B4. Leases

The Group leases land and buildings, vehicles, and other equipment. The lease durations vary from lease to lease according to the asset leased and local practices. Some of the Group’s leases have extension and termination options attached to them. Lease extension options and lease termination options are only included in the calculation of the lease liability if there is reasonable certainty that they will be exercised. Judgement is required to determine the level of certainty.

The value of leases to which the Group is committed but have not yet commenced is not material.

A breakdown of the right-of-use (ROU) assets is shown below:

	Land and		Other
	buildings	Vehicles	equipment	Total
	£m	£m	£m	£m
Net book value
At 1 January 2023	182	266	1	449
Exchange differences	(8)	(11)	—	(19)
Additions	63	91	1	155
Disposals	(3)	(3)	—	(6)
Acquisition of companies and businesses	1	—	—	1
Depreciation charge	(57)	(62)	(1)	(120)
Reclassification to property, plant and equipment[1]	—	(8)	—	(8)
At 31 December 2023	178	273	1	452

At 1 January 2024	178	273	1	452
Exchange differences	(2)	—	—	(2)
Additions	61	83	—	144
Disposals	(2)	(4)	—	(6)
Acquisition of companies and businesses	4	—	—	4
Depreciation charge	(57)	(65)	(1)	(123)
Reclassification to property, plant and equipment[1]	—	(8)	—	(8)
At 31 December 2024	182	279	—	461
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified to property, plant and equipment (Note B3).

Analysis of the Group’s lease liabilities is shown below:

	2024	2023
	£m	£m
At 1 January	445	460
Exchange differences	(1)	(20)
Lease payments	(169)	(182)
Interest	24	25
Additions	142	161
Acquisition of companies and businesses	4	1
At 31 December	445	445
Analysed as follows:
Non-current	315	318
Current	130	127
Total	445	445

Lease liabilities analysed by currency:

	2024	2023
	£m	£m
Pound sterling	43	34
Euro	75	63
US dollar	267	289
Other currencies	60	59
At 31 December	445	445

Lease liabilities are payable as follows:

	2024	2023
	£m	£m
Less than one year	150	146
Between one and five years	289	298
More than five years	65	72
Future minimum payments	504	516
Effect of discounting	(59)	(71)
Carrying value	445	445

Other lease costs not already described are set out below:

	2024	2023
	£m	£m
Expenses relating to short-term leases	25	14
Expenses relating to leases of low-value assets	5	8
Expenses relating to variable lease payments	3	2
At 31 December	33	24

The Group has no material arrangements where it acts as a lessor.